Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Net revenues	$ 338,533	$ 302,477
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	128,725	113,232
General and administrative expenses (exclusive of depreciation and amortization)	66,790	59,206
Corporate expenses (exclusive of depreciation and amortization)	16,026	15,391
Depreciation and amortization	51,489	49,230
Gain on disposition of assets	(11,327)	(1,836)
Total Operating Expenses	251,703	235,223
Operating income	86,830	67,254
Other expense (income)
Loss on extinguishment of debt	3,142
Interest income	(1)	(2)
Interest expense	30,068	24,532
Non-operating (Income) Expenses	33,209	24,530
Income before income tax expense	53,621	42,724
Income tax expense	2,307	2,008
Net income	51,314	40,716
Preferred stock dividends	91	91
Net income applicable to common stock	$ 51,223	$ 40,625
Earnings per share:
Basic and diluted earnings per share	$ 0.53	$ 0.42
Cash dividends declared per share of common stock	$ 0.75	$ 0.68
Weighted average common shares outstanding basic	96,793,244	95,704,850
Weighted average common shares outstanding diluted	97,378,135	95,742,148
Statements of Comprehensive Income
Net income	$ 51,314	$ 40,716
Other comprehensive income (loss)
Foreign currency translation adjustments	1,468	(1,610)
Comprehensive income	52,782	39,106
LAMAR MEDIA CORP [Member]
Net revenues	338,533	302,477
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	128,725	113,232
General and administrative expenses (exclusive of depreciation and amortization)	66,790	59,206
Corporate expenses (exclusive of depreciation and amortization)	15,933	15,303
Depreciation and amortization	51,489	49,230
Gain on disposition of assets	(11,327)	(1,836)
Total Operating Expenses	251,610	235,135
Operating income	86,923	67,342
Other expense (income)
Loss on extinguishment of debt	3,142
Interest income	(1)	(2)
Interest expense	30,068	24,532
Non-operating (Income) Expenses	33,209	24,530
Income before income tax expense	53,714	42,812
Income tax expense	2,307	2,008
Net income	51,407	40,804
Statements of Comprehensive Income
Net income	51,407	40,804
Other comprehensive income (loss)
Foreign currency translation adjustments	1,468	(1,610)
Comprehensive income	$ 52,875	$ 39,194